Cover	Apr. 16, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 16, 2026
Entity File Number	001-41002
Entity Registrant Name	Tevogen Bio Holdings Inc.
Entity Central Index Key	0001860871
Entity Tax Identification Number	98-1597194
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15 Independence Boulevard
Entity Address, Address Line Two	Suite #210
Entity Address, City or Town	Warren
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07059
City Area Code	(877)
Local Phone Number	838-6436
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TVGN
Security Exchange Name	NASDAQ
Warrants, exercisable for $575 per share of Common Stock
Title of 12(b) Security	Warrants, exercisable for $575 per share of Common Stock
Trading Symbol	TVGNW